Note 4 - Loans and Leases - Aging of the Recorded Investment in Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and leases	$ 609,559	$ 634,103
Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	1,753	1,943
Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	1,082	181
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	50	391
Financial Asset, Past Due [Member]
Loans and leases	2,885	2,515
Financial Asset, Not Past Due [Member]
Loans and leases	606,674	631,588
Residential 1 - 4 Family Real Estate [Member]
Loans and leases	112,196	111,061
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	425	795
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	0
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	48	173
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, Past Due [Member]
Loans and leases	473	968
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	111,723	110,093
Commercial and Multi-Family Real Estate [Member]
Loans and leases	351,979	331,015
Commercial and Multi-Family Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	153	468
Commercial and Multi-Family Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	181
Commercial and Multi-Family Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	2	212
Commercial and Multi-Family Real Estate [Member] | Financial Asset, Past Due [Member]
Loans and leases	155	861
Commercial and Multi-Family Real Estate [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	351,824	330,154
Agriculture [Member]
Loans and leases	8,511	9,707
Agriculture [Member] | Real Estate Loan [Member]
Loans and leases	52,985	43,817
Agriculture [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Real Estate Loan [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Real Estate Loan [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Real Estate Loan [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Past Due [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Past Due [Member] | Real Estate Loan [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	8,511	9,707
Agriculture [Member] | Financial Asset, Not Past Due [Member] | Real Estate Loan [Member]
Loans and leases	52,985	43,817
Commercial Portfolio Segment [Member]
Loans and leases	78,323	131,573
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	1,170	676
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	1,082	0
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	0	0
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans and leases	2,252	676
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	76,071	130,897
Consumer Portfolio Segment [Member]
Loans and leases	5,565	6,930
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	5	4
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases		6
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans and leases	5	10
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	$ 5,560	$ 6,920